Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2005	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets [Line Items]
Non cash impairment charge		$ 0	$ 0	$ 1,467,991
Goodwill		1,806,531	1,817,119	1,430,767
Indefinite-lived intangible assets		410,120	410,120
Amortization expense related to intangible assets		173,000	$ 180,000	$ 199,000
License [Member] | Maryland [Member]
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets			15 years
Consideration paid for license fee			$ 22,000
License [Member] | Massachusetts [Member]
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets			15 years
Consideration paid for license fee			$ 85,000
MGM Grand Paradise [Member] | Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Estimated remaining useful life of gaming subconcession	15 years
Mandalay Resort Group (2005) [Member] | Trademarks And Trade Names [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets		210,000
Borgata [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill			$ 386,892
Borgata [Member] | Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets			2 years 5 months
Borgata [Member] | Trade Name And License Rights [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets		83,000
MGM China [Member]
Goodwill And Intangible Assets [Line Items]
Percentage of fair value less than its carrying value				4.00%
Non cash impairment charge				$ 1,500,000
Goodwill		$ 1,348,664	$ 1,359,252	$ 1,359,792
MGM China [Member] | Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets			5 years